Accrued Expenses and Other Liabilities (Details)	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Accrued Expenses and Other Liabilities [Line Items]
Annual interest rate	4.39%
Maximum [Member]
Accrued Expenses and Other Liabilities [Line Items]
Annual interest rate	4.64%